Stockholders' Deficiency and Members' Equity (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) (10-K) - USD ($)			2 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 23, 2019	Nov. 07, 2018	Dec. 31, 2018	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 05, 2018
Preferred stock designated			156,000	156,000	156,000		156,000		156,000	156,000
Debt instrument principal amount					$ 3,250,000		$ 3,250,000
Share based compenation, expected term									5 years 4 months 13 days	7 years 22 days
Share based compenation, volatility									105.53%	113.20%
Share based compenation, risk-free rate									1.68%	2.87%
Share based compenation, expected dividend rate									0.00%	0.00%
Stock-based compensation					43,000	$ 50,000	82,000	$ 109,000	$ 206,000	$ 443,000
Brooklyn Immunotherapeutics, LLC [Member]
Shares to be issued											171,781,743
Cash			$ 6,325,431	$ 6,325,431	$ 5,186,675	$ 5,586,474	5,186,675	5,586,474	5,014,819	6,325,431
Stock-based compensation							45,468	$ 45,744
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member]
Cash			$ 6,325,431	6,325,431					5,014,819	$ 6,325,431
Number of restricted common units, shares			4,125
Number of restricted common units, value			$ 366,094
Stock-based compensation			$ 20,248	$ 20,248					$ 91,689
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member] | Single Employee [Member]
Number of restricted common units, shares	125
Number of restricted common units, value	$ 11,094
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member] | Restricted Common Units [Member]
Share price			$ 88.75	$ 88.75						$ 88.75
Vesting percentage	25.00%
Vesting term	3 years
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member] | Restricted Common Units [Member] | Single Employee [Member]
Share price	$ 88.75
Brooklyn Immunotherapeutics, LLC [Member] | BITX Operating Agreement [Member]
Shares issued									100,000
Pro rata description									Any distributions are made to the members in the following order and priority: first, on a pro rata basis, to the holders of Class A Units, in proportion to the number of Class A Units held by each, until the Company has made aggregate distributions of $100 million; second, 75% on a pro rata basis to holders of Class A Units and Common Units, 15% on a pro rata basis to the holders of Class B Units and 10% on a pro rata basis to holders of Class C Units, until the Company has made aggregate distributions equal to $500 million; thereafter, 65% on a pro rata basis to holders of Class A Units and Common Units, 20% on a pro rata basis to the holders of Class B Units and 15% on a pro rata basis to holders of Class C Units.
Debt instrument principal amount			$ 9,953,930	$ 9,953,930						$ 9,953,930
Cash			$ 7,587,584	$ 7,587,584					$ 7,808,250	7,587,584
Exchanged notes payable and interest amount										1,516,346
Subscriptions receivable										850,000
Payments in excess of capital calls										$ 638,575
Investor deposits									410,512
Equity value		$ 22,000,000
Share based compenation, expected term		3 years 6 months
Share based compenation, volatility		100.00%
Share based compenation, risk-free rate		3.01%
Share based compenation, expected dividend rate		0.00%
Brooklyn Immunotherapeutics, LLC [Member] | BITX Operating Agreement [Member] | Successor [Member]
Stock-based compensation									91,689
Brooklyn Immunotherapeutics, LLC [Member] | Series A Preferred Stock [Member]
Preferred stock designated											160,000
Brooklyn Immunotherapeutics, LLC [Member] | Series B Preferred Stock [Member]
Preferred stock designated											54,000
Brooklyn Immunotherapeutics, LLC [Member] | Series C Preferred Stock [Member]
Preferred stock designated											41,567,743
Brooklyn Immunotherapeutics, LLC [Member] | Series D Preferred Stock [Member]
Preferred stock designated											80,000,000
Brooklyn Immunotherapeutics, LLC [Member] | Series A, Series B and Series C Convertible Preferred Stock [Member]
Exchange of preferred stock into common stock											16,771,866
Brooklyn Immunotherapeutics, LLC [Member] | Class A Units [Member]
Share issued during the period new issue, value							$ 5,024,313		$ 8,218,762
Brooklyn Immunotherapeutics, LLC [Member] | Class A Units [Member] | BITX Operating Agreement [Member]
Shares issued									65,000	65,000
Share issued during the period new issue, value									$ 100,000,000
Capital commitments										$ 22,447,005
Number of shares issued for service										$ 5,000
Exchanged notes payable and interest amount									8,218,762
Payments in excess of capital calls									$ 437,500
Brooklyn Immunotherapeutics, LLC [Member] | Class B Units [Member] | BITX Operating Agreement [Member]
Shares issued		15,000							15,000
Share issued during the period new issue, value		$ 1,400,000
Brooklyn Immunotherapeutics, LLC [Member] | Class C Units [Member] | BITX Operating Agreement [Member]
Shares issued		10,000							10,000
Share issued during the period new issue, value		$ 1,000,000
Brooklyn Immunotherapeutics, LLC [Member] | Common Units [Member] | BITX Operating Agreement [Member]
Shares issued									10,000
Brooklyn Immunotherapeutics, LLC [Member] | Common Stock [Member]
Shares to be issued											50,000,000
Brooklyn Immunotherapeutics, LLC [Member] | Preferred Stock [Member]
Shares to be issued											121,781,743